SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Vehicles [Member]
Estimated Useful Life	6 years	6 years
Machinery [Member]
Estimated Useful Life	20 years	20 years
Leasehold improvements and technical works [Member]
Estimated useful life, description	Lesser of lease term or 25 years	Lesser of lease term or 25 years
Furniture, fixtures and equipment [Member] | Maximum [Member]
Estimated Useful Life	10 years	10 years
Furniture, fixtures and equipment [Member] | Minimum [Member]
Estimated Useful Life	5 years	5 years
Buildings [Member] | Maximum [Member]
Estimated Useful Life	30 years	30 years
Buildings [Member] | Minimum [Member]
Estimated Useful Life	25 years	25 years
Computers and software [Member]
Estimated Useful Life		3 years
Computers and software [Member] | Maximum [Member]
Estimated Useful Life	5 years
Computers and software [Member] | Minimum [Member]
Estimated Useful Life	3 years